Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2022 and 2023:
March 31, 2022

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥151,601	¥0	¥151,601	¥0
Trading debt securities	2,503	0	2,503	0
Available-for-sale debt securities:	2,174,891	1,095	2,032,736	141,060
Japanese and foreign government bond securities*2	832,613	1,095	831,518	0
Japanese prefectural and foreign municipal bond securities	325,604	0	322,551	3,053
Corporate debt securities*3	849,560	0	848,863	697
CMBS and RMBS in the Americas	28,732	0	28,732	0
Other asset-backed securities and debt securities	138,382	0	1,072	137,310
Equity securities*4*5	385,271	112,200	160,099	112,972
Derivative assets:	51,366	292	46,214	4,860
Interest rate swap agreements	9,570	0	9,570	0
Options held/written and other	25,664	0	20,804	4,860
Futures, foreign exchange contracts	16,006	292	15,714	0
Foreign currency swap agreements	126	0	126	0
Netting* 7	(20,333)	0	0	0
Net derivative assets	31,033	0	0	0
Other assets:	5,214	0	0	5,214
Reinsurance recoverables* 8	5,214	0	0	5,214

Total	¥2,770,846	¥113,587	¥2,393,153	¥264,106

Liabilities:
Derivative liabilities:	¥105,705	¥2,026	¥95,047	¥8,632
Interest rate swap agreements	8,182	0	8,182	0
Options held/written and other	21,562	0	12,930	8,632
Futures, foreign exchange contracts	71,443	2,026	69,417	0
Foreign currency swap agreements	4,518	0	4,518	0
Netting* 7	(20,333)	0	0	0
Net derivative Liabilities	85,372	0	0	0
Policy Liabilities and Policy Account Balances:	198,905	0	0	198,905
Variable annuity and variable life insurance contracts* 9	198,905	0	0	198,905

Total	¥304,610	¥2,026	¥95,047	¥207,537

March 31, 2023

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥197,041	¥0	¥23,192	¥173,849
Trading debt securities	2,179	0	2,179	0
Available-for-sale debt securities:	2,234,608	4,334	1,986,672	243,602
Japanese and foreign government bond securities*2	801,295	3,004	798,291	0
Japanese prefectural and foreign municipal bond securities	369,246	0	365,915	3,331
Corporate debt securities*3	784,388	1,330	778,321	4,737
CMBS and RMBS in the Americas	43,173	0	43,173	0
Other asset-backed securities and debt securities	236,506	0	972	235,534
Equity securities*4*5	379,236	105,646	133,027	140,563
Certain investment in affiliates*6	2,511	0	0	2,511
Derivative assets:	72,398	203	65,377	6,818
Interest rate swap agreements	22,798	0	22,798	0
Options held/written and other	30,487	0	23,669	6,818
Futures, foreign exchange contracts	17,785	203	17,582	0
Foreign currency swap agreements	1,325	0	1,325	0
Credit derivatives held	3	0	3	0
Netting*7	(22,052)	0	0	0
Net derivative assets	50,346	0	0	0
Other assets:	4,676	0	0	4,676
Reinsurance recoverables*8	4,676	0	0	4,676

Total	¥2,892,649	¥110,183	¥2,210,447	¥572,019

Liabilities:
Derivative liabilities:	¥71,366	¥1,484	¥55,240	¥14,642
Interest rate swap agreements	3,319	0	3,319	0
Options held/written and other	28,423	0	13,781	14,642
Futures, foreign exchange contracts	37,195	1,484	35,711	0
Foreign currency swap agreements	2,426	0	2,426	0
Credit derivatives written	3	0	3	0
Netting*7	(22,052)	0	0	0
Net derivative Liabilities	49,314	0	0	0
Policy Liabilities and Policy Account Balances:	163,734	0	0	163,734
Variable annuity and variable life insurance contracts*9	163,734	0	0	163,734

Total	¥235,100	¥1,484	¥55,240	¥178,376

*1
A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal

Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were losses of ¥3,260 million, ¥2,982 million and ¥2,429 million from the change in the fair value of the loans for fiscal 2021, 2022 and 2023, respectively. No gains or losses were recognized in earnings during fiscal 2021, 2022 and 2023 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2022, were ¥151,672 million and ¥
151,601
 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥71 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2023, were ¥199,674 million and ¥197,041 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥2,633 million. As of March 31, 2022 and 2023, there were no loans that are 90 days or more past due or, in non-accrual
status.

*2
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a loss of ¥28 million, a gain of ¥51 million and a loss of ¥11 million from the change in the fair value of those investments for fiscal 2021, 2022 and 2023, respectively. There were no such investments elected the fair value option as of March 31, 2022.

The amount of aggregate fair value elected the fair value option was ¥237 million as of March 31, 2023.

*3
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥1,080 million and losses of ¥365 million and ¥516 million from the change in the fair value of those investments for fiscal 2021, 2022 and 2023, respectively. The amounts of aggregate fair value elected the fair value option were ¥7,644 million and ¥6,605 million as of March 31, 2022 and 2023, respectively.

*4
Certain subsidiaries elected the fair value option for certain investments in investment funds, and others included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥3,187 million, ¥1,199 million and ¥1,066 million from the change in the fair value of those investments for fiscal 2021, 2022 and 2023, respectively. The amounts of aggregate fair value elected the fair value option were ¥11,709 million and ¥16,032 million as of March 31, 2022 and 2023, respectively.

*5	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥25,999 million and ¥51,263 million as of March 31, 2022 and 2023, respectively.
*6
A certain subsidiary elected the fair value option for certain investment in affiliates. No gains or losses were recognized in earnings from the change in the fair value of those investments for fiscal 2021, 2022 and 2023. There were no such investments elected the fair value option as of March 31, 2022. The amounts of aggregate fair value elected the fair value option were ¥2,511 million as of March 31, 2023.

*7	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*8
Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥5,214 million and ¥4,676 million as of March 31, 2022 and 2023, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2021, 2022 and 2023, see Note 23 “Life Insurance Operations.”

*9
Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥198,905 million and ¥163,734 million as of March 31, 2022 and 2023, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2021, 2022 and 2023, see Note 23 “Life Insurance Operations.”

Reconciliation of Financial Assets and Liabilities (Net) Measured at Fair Value on Recurring Basis Using Significant Unobservable Input
The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) in fiscal 2021, 2022 and 2023:
2021

	Millions of yen
	Balance at April 1, 2020	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 2021	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2021*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at March 31, 2021*2
		Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale debt securities	¥88,353	¥(1,065)	¥14,870	¥13,805	¥51,270	¥(12,890)	¥(5,187)	¥(1,894)	¥133,457	¥(1,228)	¥14,729
Japanese prefectural and foreign municipal bond securities	2,832	(115)	44	(71)	0	0	0	0	2,761	(115)	44
Corporate debt securities	3,994	0	1	1	0	0	(974)	(2,000)	1,021	0	1
Other asset-backed securities and debt securities	81,527	(950)	14,825	13,875	51,270	(12,890)	(4,213)	106	129,675	(1,113)	14,684
Equity securities	83,901	14,304	1,765	16,069	2,001	(4,718)	(5,518)	(325)	91,410	14,042	1,769
Investment funds	83,901	14,304	1,765	16,069	2,001	(4,718)	(5,518)	(325)	91,410	14,042	1,769
Derivative assets and liabilities (net)	19,230	(5,474)	34	(5,440)	0	0	0	0	13,790	(5,474)	34
Options held/written and other	19,230	(5,474)	34	(5,440)	0	0	0	0	13,790	(5,474)	34
Other asset	18,206	(14,201)	0	(14,201)	2,713	0	(421)	0	6,297	(14,201)	0
Reinsurance recoverables*5	18,206	(14,201)	0	(14,201)	2,713	0	(421)	0	6,297	(14,201)	0
Policy Liabilities and Policy Account Balances	300,739	(42,066)	(1,248)	(43,314)	0	0	(77,631)	0	266,422	(42,066)	(1,248)
Variable annuity and variable life insurance contracts*6	300,739	(42,066)	(1,248)	(43,314)	0	0	(77,631)	0	266,422	(42,066)	(1,248)

2022

	Millions of yen
	Balance at April 1, 2021	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 2022	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2022*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at March 31, 2022*2
		Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale debt securities	¥133,457	¥7,041	¥6,941	¥13,982	¥51,644	¥(9,465)	¥(48,558)	¥0	¥141,060	¥2,445	¥7,116
Japanese prefectural and foreign municipal bond securities	2,761	0	292	292	0	0	0	0	3,053	0	291
Corporate debt securities	1,021	0	(1)	(1)	0	0	(323)	0	697	0	(1)
Other asset-backed securities and debt securities	129,675	7,041	6,650	13,691	51,644	(9,465)	(48,235)	0	137,310	2,445	6,826
Equity securities	91,410	16,350	8,779	25,129	24,606	(26,795)	(768)	(610)	112,972	4,555	8,743
Investment funds, and others	91,410	16,350	8,779	25,129	24,606	(26,795)	(768)	(610)	112,972	4,555	8,743
Derivative assets and liabilities (net)	13,790	(18,340)	778	(17,562)	0	0	0	0	(3,772)	(18,340)	778
Options held/written and other	13,790	(18,340)	778	(17,562)	0	0	0	0	(3,772)	(18,340)	778
Other asset	6,297	(2,146)	0	(2,146)	1,835	0	(772)	0	5,214	(2,146)	0
Reinsurance recoverables*5	6,297	(2,146)	0	(2,146)	1,835	0	(772)	0	5,214	(2,146)	0
Policy Liabilities and Policy Account Balances	266,422	(1,743)	(467)	(2,210)	0	0	(69,727)	0	198,905	(1,743)	(467)
Variable annuity and variable life insurance contracts*6	266,422	(1,743)	(467)	(2,210)	0	0	(69,727)	0	198,905	(1,743)	(467)
2023

	Millions of yen
	Balance at April 1, 2022	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 2023	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2023*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at March 31, 2023*2
		Included in earnings*1	Included in other comprehensive income*2	Total
Loans held for sale	¥0	¥18	¥1,095	¥1,113	¥2,457	¥(5,776)	¥0	¥176,055	¥173,849	¥18	¥1,095
Available-for-sale debt securities	141,060	3,788	1,238	5,026	116,175	(9,100)	(9,559)	0	243,602	3,458	1,713
Japanese prefectural and foreign municipal bond securities	3,053	0	278	278	0	0	0	0	3,331	0	278
Corporate debt securities	697	89	(1)	88	5,922	(1,554)	(416)	0	4,737	(16)	(0)
Other asset-backed securities and debt securities	137,310	3,699	961	4,660	110,253	(7,546)	(9,143)	0	235,534	3,474	1,435
Equity securities	112,972	22,823	9,642	32,465	4,685	(7,223)	(2,336)	0	140,563	22,113	9,509
Investment funds, and others	112,972	22,823	9,642	32,465	4,685	(7,223)	(2,336)	0	140,563	22,113	9,509
Certain investment in affiliates	0	0	5	5	2,506	0	0	0	2,511	0	5
Derivative assets and liabilities (net)	(3,772)	(2,845)	(1,207)	(4,052)	0	0	0	0	(7,824)	(2,845)	(1,207)
Options held/written and other	(3,772)	(2,845)	(1,207)	(4,052)	0	0	0	0	(7,824)	(2,845)	(1,207)
Other asset	5,214	(1,286)	0	(1,286)	1,153	0	(405)	0	4,676	(1,286)	0
Reinsurance recoverables*5	5,214	(1,286)	0	(1,286)	1,153	0	(405)	0	4,676	(1,286)	0
Policy Liabilities and Policy Account Balances	198,905	6,343	74	6,417	0	0	(28,754)	0	163,734	6,343	74
Variable annuity and variable life insurance contracts*6	198,905	6,343	74	6,417	0	0	(28,754)	0	163,734	6,343	74

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from
available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis
The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during fiscal 2022 and 2023. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
2022

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥235	¥0	¥235	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	6,972	0	0	6,972
Investment in operating leases, property under facility operations, office facilities and other assets	59,847	0	262	59,585
Certain equity securities	9,451	0	9,451	0
Certain investment in affiliates	2,846	0	0	2,846
Certain reporting units including goodwill	192	0	0	192
Certain intangible assets acquired in business combinations	98,014	0	0	98,014

	¥177,557	¥0	¥9,948	¥167,609

2023

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥1,139	¥0	¥1,139	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	5,970	0	0	5,970
Investment in operating leases, property under facility operations, office facilities and other assets	4,568	0	31	4,537
Certain equity securities	11,794	0	11,794	0
Certain investment in affiliates	4,013	3,587	0	426

	¥27,484	¥3,587	¥12,964	¥10,933

Information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2022 and 2023.

	March 31, 2022
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥3,053	Appraisals/Broker quotes	—	—
Corporate debt securities	697	Discounted cash flows	Discount rate	0.4% – 0.7%
				( 0.5%)
Other asset-backed securities and debt securities	25,666	Discounted cash flows	Discount rate	0.1% – 51.2%
				( 10.6%)
			Probability of default	1.9%
				( 1.9%)
	111,644	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds, and others	86,903	Discounted cash flows	WACC	11.9% – 18.6%
				( 16.3%)
			EV/Terminal EBITDA multiple	8.3x- 12.0 x
				( 9.9 x)
		Market multiples	EV/Last twelve months EBITDA multiple	6.4 x – 12.6 x
				( 9.5 x)
			EV/Forward EBITDA multiple	5.7 x – 12.5 x
				( 9.4 x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.6x- 14.5 x
				( 10.3 x)
	26,069	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	4,792	Discounted cash flows	Discount rate	12.0% – 34.0%
				( 14.9%)
	68	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	5,214	Discounted cash flows	Discount rate	(0.2)% – 0.7%
				(0.2%)
			Mortality rate	0.0% – 100.0%
				(2.1%)
			Lapse rate	1.5% – 14.0%
				(5.5%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(100.0%)

Total	¥264,106

Liabilities:
Derivative liabilities:
Options held/written and other	¥8,600	Discounted cash flows	Discount rate	12.0% – 34.0%
				(14.9%)
	32	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	198,905	Discounted cash flows	Discount rate	(0.2)% – 0.7%
				(0.2%)
			Mortality rate	0.0% – 100.0%
				(1.9%)
			Lapse rate	1.5% – 30.0%
				(6.2%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(71.8%)

Total	¥207,537

	March 31, 2023
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Loans held for sale	¥173,849	Discounted cash flows	Discount rate	8.0% – 10.0%
				(9.0%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	3,331	Appraisals/Broker quotes	—	—
Corporate debt securities	280	Discounted cash flows	Discount rate	0.4%
				(0.4%)
	4,457	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	29,165	Discounted cash flows	Discount rate	0.2% – 51.2%
				(8.9%)
			Probability of default	1.9%
				(1.9%)
	206,369	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	120,744	Discounted cash flows	WACC	11.9% – 26.4%
				(17.2%)
			EV/Terminal EBITDA multiple	7.5x- 12.0 x
				(9.5 x)
		Market multiples	EV/Last twelve months EBITDA multiple	5.5x- 8.7 x
				(7.9 x)
			EV/Forward EBITDA multiple	4.9x- 8.9 x
				(7.6 x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.5x- 14.5 x
				(10.0 x)
	19,819	Appraisals/Broker quotes	—	—
Certain investment in affiliates	2,511	Discounted cash flows	Discount rate	8.0% – 12.0%
				(10.0%)
Derivative assets:
Options held/written and other	6,818	Discounted cash flows	Discount rate	12.0% – 32.0%
				(14.4%)
Other assets:
Reinsurance recoverables	4,676	Discounted cash flows	Discount rate	(0.4)% – 1.5%
				(0.4%)
			Mortality rate	0.0% – 100.0%
				(2.6%)
			Lapse rate	1.5% – 14.0%
				(5.0%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(100.0%)

Total	¥572,019

Liabilities:
Derivative liabilities:
Options held/written and other	¥14,603	Discounted cash flows	Discount rate	12.0% – 32.0%
				(14.4%)
	39	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	163,734	Discounted cash flows	Discount rate	(0.4)% – 1.5%
				(0.4%)
			Mortality rate	0.0% – 100.0%
				(2.1%)
			Lapse rate	1.5% – 30.0%
				(5.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(68.8%)

Total	¥178,376

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during fiscal 2022 and 2023.

	2022
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,511	Direct capitalization	Capitalization rate	5.0% – 8.5%
				(6.1%)
	5,461	Appraisals	—	—
Investment in operating leases, property under facility operations, office facilities and other assets	32,328	Discounted cash flows	Discount rate	5.2%
				(5.2%)
	27,257	Appraisals	—	—
Certain investment in affiliates	2,846	Appraisals	—	—
Certain reporting units including goodwill	192	Discounted cash flows	Discount rate	10.7%
				(10.7%)
Certain intangible assets acquired in business combinations	98,014	Discounted cash flows	Discount rate	10.9%
				(10.9%)

	¥167,609

	2023
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,351	Direct capitalization	Capitalization rate	4.7% – 6.6%
				(5.5%)
	4,619	Appraisals	—	—
Investment in operating leases, property under facility operations, office facilities and other assets	3,257	Discounted cash flows	Discount rate	0.5% – 5.8%
				(4.9%)
	1,280	Appraisals	—	—
Certain investment in affiliates	23	Discounted cash flows	Discount rate	3.7%
				(3.7%)
	403	Appraisals	—	—

	¥10,933